T. ROWE PRICE Retirement 2035 Fund
August 31, 2022 (Unaudited)
1
Portfolio of Investments
(1)
(1)
$ Value
5/31/22
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
8/31/22
(Cost and value in $000s)
BOND MUTUAL FUNDS 15 .9%
T. Rowe Price Funds:
New Income Fund  774,527 13,183 75,495 83,171,409 698,640
U.S. Treasury Long-Term Index
Fund  291,899 22,075 8,439 33,273,960 294,474
International Bond Fund (USD
Hedged)  268,086 1,777 12,317 28,077,117 250,729
Dynamic Global Bond Fund  214,403 3,797 28,252 19,370,345 190,798
Emerging Markets Bond Fund  96,498 14,746 2,095 12,044,015 101,772
High Yield Fund  98,329 7,955 2,127 17,417,979 99,108
Floating Rate Fund  99,455 1,228 26,736 8,255,418 75,619
Limited Duration Inflation
Focused Bond Fund  121,631 15,000 139,801 58,439 300
Total Bond Mutual Funds (Cost $ 1,952,106 ) 1,711,440
EQUITY MUTUAL FUNDS 80 .4%
T. Rowe Price Funds:
Value Fund  1,882,289 520 183,977 37,302,154 1,556,246
Growth Stock Fund (2) 1,354,884 99,626 23,292 19,364,457 1,399,857
Equity Index 500 Fund  1,044,084 25,293 70,925 8,572,266 893,573
Overseas Stock Fund  749,119 51,777 14,600 65,824,745 699,717
International Value Equity Fund  810,220 219 91,782 47,914,111 626,717
International Stock Fund  660,326 3,035 24,324 36,457,341 594,619
Real Assets Fund  405,423 68,151 15,920 30,622,299 412,482
Mid-Cap Value Fund  392,159 109 18,099 10,977,892 344,706
Mid-Cap Growth Fund (2) 359,096 121 6,192 3,720,501 342,361
U.S. Large-Cap Core Fund  199,944 132,401 4,919 10,476,610 320,584
U.S. Equity Research Fund  283,124 50,110 5,313 8,385,723 316,561
Emerging Markets Discovery
Stock Fund  290,031 11,250 4,011 22,215,087 279,021
Emerging Markets Stock Fund  283,565 85 13,447 7,089,695 253,528
Small-Cap Stock Fund  254,692 84 11,076 4,352,464 243,912
Small-Cap Value Fund  260,761 67 30,329 4,189,190 222,781
New Horizons Fund (2) 149,053 54 7,088 2,904,826 156,105
Total Equity Mutual Funds (Cost $ 6,780,667 ) 8,662,770
OTHER MUTUAL FUNDS 0 .0%
T. Rowe Price Funds:
Transition Fund  1,555 199,349 199,888 10,120 1,012
Total Other Mutual Funds (Cost $ 981 ) 1,012
T. ROWE PRICE Retirement 2035 Fund

T. ROWE PRICE Retirement 2035 Fund

$ Value
5/31/22
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
8/31/22
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 3 .7%
T. Rowe Price Funds:
U.S. Treasury Money Fund,
2.40% (3) 309,408 532,166 441,640 399,933,604 399,934
Total Short-Term Investments (Cost $ 399,934 ) 399,934
Total Investments in Securities 100.0%
(Cost $9,133,688) $ 10,775,156
Other Assets Less Liabilities (0.0)% (3,393)
Net Assets 100.0% $ 10,771,763
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z
Class of each underlying Price Fund, except for the Transition Fund, if held, which is a single class fund. Additional information about each underlying Price
Fund is available by calling 1-877-495-1138 and at www.troweprice.com.
(2) Non-income producing
(3) Seven-day yield

T. ROWE PRICE Retirement 2035 Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 335 MSCI EAFE Index contracts 9/22 30,604 $ (1,253)
Short, 248 Russell 2000 E-Mini Index contracts 9/22 (22,873) (1,183)
Long, 249 S&P 500 E-Mini Index contracts 9/22 49,258 1,736
Short, 522 U.S. Treasury Notes five year contracts 12/22 (57,848) 199
Net payments (receipts) of variation margin to date 29
Variation margin receivable (payable) on open futures contracts $ (472)

T. ROWE PRICE Retirement 2035 Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2022.
Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Dynamic Global Bond Fund  $ 115 $ 850 $ 1,735
Emerging Markets Bond Fund  (114) (7,377) 1,658
Emerging Markets Discovery Stock Fund  343 (18,249) —
Emerging Markets Stock Fund  (921) (16,675) —
Equity Index 500 Fund  59,557 (104,879) 3,980
Floating Rate Fund  (2,005) 1,672 1,203
Growth Stock Fund  8,446 (31,361) —
High Yield Fund  (103) (5,049) 1,570
International Bond Fund (USD Hedged)  (938) (6,817) 1,693
International Stock Fund  (1,236) (44,418) —
International Value Equity Fund  (3,061) (91,940) —
Limited Duration Inflation Focused Bond Fund  (4,606) 3,470 —
Mid-Cap Growth Fund  1,355 (10,664) —
Mid-Cap Value Fund  2,175 (29,463) —
New Horizons Fund  (1,275) 14,086 —
New Income Fund  (7,457) (13,575) 4,951
Overseas Stock Fund  1,882 (86,579) —
Real Assets Fund  70 (45,172) —
Small-Cap Stock Fund  (677) 212 —
Small-Cap Value Fund  3,361 (7,718) —
Transition Fund  649 (4) 92
U.S. Equity Research Fund  (104) (11,360) —
U.S. Large-Cap Core Fund  398 (6,842) —
U.S. Treasury Long-Term Index Fund  (1,495) (11,061) 2,108
Value Fund  52,298 (142,586) —
U.S. Treasury Money Fund, 2.40% — — 1,490
Totals $ 106,657 # $ (671,499) $ 20,480 +
# Capital gain distributions from underlying Price funds represented $837 of the net realized gain
(loss).
+ Investment income comprised $20,480 of income distributions from underlying Price Funds.

T. ROWE PRICE Retirement 2035 Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Retirement 2035 Fund  (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s  most recent semiannual or annual shareholder report and its prospectus.
VALUATION
The fund’s financial instruments are valued at the close of the New York Stock Exchange
(NYSE), normally 4 p.m. ET, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Investments in the underlying
Price Funds are valued at their closing net asset value per share on the day of valuation.
Futures contracts are valued at closing settlement prices.
The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of
Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; evaluates the service and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE Retirement 2035 Fund

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund's own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values. On August 31, 2022, all of the fund's financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which a fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets. These are recent examples of global events which may have an impact on

T. ROWE PRICE Retirement 2035 Fund

the fund’s performance, which could be negatively impacted if the value of a portfolio holding were harmed by these and such other events. Management is actively monitoring the risks and financial impacts arising from these events.
F158-054Q1 08/22